OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT ASSETS [Abstract]
Related parties			$ 11,578
Prepaid expenses	10,039	21,282	14,391
Government Institution	48,135	70,346	53,363
Other	42,403	1,189	6,372
Total other current assets	$ 100,577	$ 92,817	$ 85,704